Decommissioning provision (Schedule of Decomissioning Provision) (Details) - Decommissioning Provision [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provisions, beginning of year	$ 3,829	$ 4,568
Decommissioning costs and change in estimates	(66)	(891)
Accretion on decommissioning provision	185	152
Provisions, end of year	$ 3,948	$ 3,829